Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUES:
Sales of licenses	$ 2,298	$ 2,151	$ 2,441
Services	20,366	15,984	15,621
Total revenues	22,664	18,135	18,062
COST OF REVENUES
Cost of sales of licenses	140	80	238
Cost of services	9,986	6,066	6,795
Total cost of revenues	10,126	6,146	7,033
GROSS PROFIT	12,538	11,989	11,029
OPERATING EXPENSES:
Research and development	4,186	3,747	3,417
Selling and marketing	1,225	1,268	1,250
General and administrative	2,087	1,624	1,676
Total operating expenses	7,498	6,639	6,343
OPERATING INCOME	5,040	5,350	4,686
GAIN ON DISPOSAL OF A SUBSIDIARY	0	0	893
FINANCIAL INCOME, net	483	222	630
INCOME BEFORE TAXES ON INCOME	5,523	5,572	6,209
TAXES ON INCOME	458	438	597
NET INCOME	$ 5,065	$ 5,134	$ 5,612
EARNINGS PER SHARE - in U.S. dollars:
Basic	$ 0.26	$ 0.27	$ 0.29
Diluted	$ 0.25	$ 0.27	$ 0.29
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTATION OF EARNINGS PER SHARE - in thousands
Basic	19,746	19,344	19,292
Diluted	19,962	19,561	19,559